Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	$ 12,671,365	$ 9,058,165
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	10,594,263	7,253,076
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		763,135	606,019
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		86,992	51,420
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		85,635	55,025
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		157,348	86,872
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		9,501,153	6,453,740
Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	768,366	617,297
Interest rate contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	763,135	606,019
Interest rate contracts [member] | Exchange-traded [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	2,686	5,848
Interest rate contracts [member] | Exchange-traded [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	2,545	5,430
Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	693,886	575,985
Interest rate contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	84,306	45,572
Interest rate contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	83,090	49,595
Interest rate contracts [member] | Over-the-counter [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	315	215
Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	526,175	480,603
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	9,132,011	6,059,794
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	157,033	86,657
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	8,974,978	5,973,137
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,706,906	1,551,034
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		18,665	21,952
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		32,750	25,135
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		46,781	36,390
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		971,614	879,804
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		637,096	587,753
Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	18,665	21,952
Foreign exchange and gold contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	18,665	21,952
Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,653,533	1,504,217
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	32,750	25,135
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	46,781	36,390
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	971,614	879,804
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	602,388	562,888
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	34,708	24,865
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	34,708	24,865
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	370,196	254,055
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		260,974	143,749
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		27,831	27,155
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		81,391	83,151
Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	168,194	105,633
Other derivative contracts [member] | Exchange-traded [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	128,297	59,329
Other derivative contracts [member] | Exchange-traded [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	39,897	46,304
Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	194,127	139,102
Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	132,677	84,420
Other derivative contracts [member] | Over-the-counter [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	20,457	18,086
Other derivative contracts [member] | Over-the-counter [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	40,993	36,596
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	7,875	9,320
Other derivative contracts [member] | Settled through central counterparties [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	7,374	9,069
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	501	251
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	12,143,124	8,595,691
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	10,190,755	6,921,281
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	768,366	617,297
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	763,135	606,019
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	2,686	5,848
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	2,545	5,430
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	635,095	522,504
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	84,306	45,572
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	83,090	49,595
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	315	215
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	467,384	427,122
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	8,787,294	5,781,480
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	157,033	86,657
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	8,630,261	5,694,823
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,583,457	1,421,320
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	18,665	21,952
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	18,665	21,952
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,530,084	1,374,503
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	32,750	25,135
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	46,781	36,390
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	869,035	771,246
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	581,518	541,732
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	34,708	24,865
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	34,708	24,865
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	368,912	253,090
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	168,194	105,633
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	128,297	59,329
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	39,897	46,304
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	192,843	138,137
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	131,393	83,455
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	20,457	18,086
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	40,993	36,596
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	7,875	9,320
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	7,374	9,069
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	501	251
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	528,241	462,474
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	403,508	331,795
Hedging derivative [member] | Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	58,791	53,481
Hedging derivative [member] | Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	58,791	53,481
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	344,717	278,314
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	344,717	278,314
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	123,449	129,714
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	123,449	129,714
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	102,579	108,558
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	20,870	21,156
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,284	965
Hedging derivative [member] | Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	1,284	965
Hedging derivative [member] | Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	$ 1,284	$ 965

[1]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.